NET LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Weighted average number of common shares issued and outstanding	99,436,264	92,091,983
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	For the years ended March 31, 2023 and March 31, 2022, all stock options and warrants were excluded from the diluted per share amounts as their effect is anti-dilutive in loss periods.